Summary of Significant Accounting Policies - Schedule of Operations Services and Sales Promotion Services (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Segment Performance [Line Items]
Product revenues	$ 24,146,468	$ 29,037,915	$ 21,877,126
Service revenues	2,273,246	1,189,024	914,412
Total revenues	26,419,714	30,226,939	22,791,538
Household appliances [Member]
Schedule of Segment Performance [Line Items]
Product revenues	7,653,415	8,806,349	4,561,964
Skincare products [Member]
Schedule of Segment Performance [Line Items]
Product revenues	3,780,815	2,374,728	3,765,753
Maternity and baby products [Member]
Schedule of Segment Performance [Line Items]
Product revenues	3,410,700	117,437
Consumer electronic accessories [Member]
Schedule of Segment Performance [Line Items]
Product revenues	3,383,534	7,140,303	4,315,804
Oral-care products [Member]
Schedule of Segment Performance [Line Items]
Product revenues	2,566,897	5,023,175	3,188,687
Health-care products [Member]
Schedule of Segment Performance [Line Items]
Product revenues	1,265,622	1,117,975	2,429
Watches and accessories [Member]
Schedule of Segment Performance [Line Items]
Product revenues	890,816	1,014,867	163,698
Toys and game products [Member]
Schedule of Segment Performance [Line Items]
Product revenues	484,298	1,443,526	2,365,144
Cosmetics products [Member]
Schedule of Segment Performance [Line Items]
Product revenues	398,249	1,532,947	2,912,957
Other products [Member]
Schedule of Segment Performance [Line Items]
Product revenues	$ 312,122	$ 466,608	$ 600,690